Post-Employment Benefits (Tables)	6 Months Ended
Jun. 30, 2013
Compensation and Retirement Disclosure [Abstract]
Cost recognized in Unaudited Condensed Consolidated Statements of Operations

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2013	2012	2013	2012
Service cost	$1	$1	$2	2
Interest cost	4	4	8	8
Expected return on plan assets	(17)	(16)	(35)	(33)
Amortization of net gain	(6)	(9)	(12)	(18)
Net periodic benefit	$(18)	$(20)	$(37)	$(41)